Interim Unaudited Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Shares [Member]
Preferred shares, par value	0.01	0.01	0.01
Series C Preferred Shares [Member]
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01